Segment information - Geographical information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Aeronautical revenue	$ 934,704	$ 876,729	$ 644,453
Non aeronautical revenue
Commercial revenue	813,124	738,688	603,651
Construction service revenue	205,777	223,361	144,722
Other revenue	8,529	4,489	7,212
Revenue	1,962,134	1,843,267	1,400,038
Concession fees	(220,622)	(210,601)	(156,245)
Construction services cost	(193,499)	(216,834)	(138,271)
Cost of fuel	(114,001)	(98,689)	(113,067)
Operational expenditure	(1,492,561)	(1,435,441)	(1,053,346)
Selling, general and administrative expenses	(220,198)	(198,108)	(138,669)
Impairment reversal / (loss) of non-financial assets	(335)		102,838
Other operating income	31,792	46,390	100,560
Other operating expense	(12,746)	(6,963)	(9,453)
Operating income / (loss)	488,284	447,253	540,637
Share of income / (loss) in associates	31,083	(996)	7,108
Current assets	985,042	765,514
Non-current assets	3,463,635	3,415,936
Capital expenditure	226,787	235,712
Current liabilities	728,514	603,730
Non-current liabilities	2,059,415	2,059,760
Operating segments
Segment information
Aeronautical revenue	934,704	876,729	644,453
Non aeronautical revenue
Commercial revenue	822,687	746,550	611,323
Construction service revenue	205,777	223,361	144,722
Other revenue	8,518	4,429	7,212
Revenue	1,971,686	1,851,069	1,407,710
Salaries and social security contributions	(297,247)	(296,781)	(217,891)
Concession fees	(230,302)	(218,668)	(163,981)
Construction services cost	(193,499)	(216,834)	(138,271)
Maintenance expenses	(187,413)	(173,186)	(107,749)
Amortization and depreciation	(196,679)	(170,574)	(117,744)
Cost of fuel	(114,001)	(98,708)	(113,338)
Other operational expenditures	(258,967)	(244,787)	(186,300)
Operational expenditure	(1,478,108)	(1,419,538)	(1,045,274)
Impairment reversal / (loss) of non-financial assets	(335)		102,838
Other operating income	30,517	46,279	97,590
Other operating expense	(12,744)	(6,963)	(9,451)
Operating income / (loss)	511,016	470,847	553,413
Share of income / (loss) in associates	10	11	9
Amortization and depreciation	196,679	170,574	117,744
Adjusted Ebitda	707,705	641,432	671,166
Construction services revenue	(205,777)	(223,361)	(144,722)
Construction services cost	193,499	216,834	138,271
Adjusted Ebitda excluding Construction Services	695,427	634,905	664,715
Current assets	619,128	541,147
Non-current assets	3,189,268	3,174,642
Capital expenditure	226,785	235,684
Current liabilities	751,852	601,593
Non-current liabilities	1,773,181	1,742,365
Operating segments | Argentina
Segment information
Aeronautical revenue	545,455	512,153	296,393
Non aeronautical revenue
Commercial revenue	400,555	376,187	251,274
Construction service revenue	123,461	155,641	93,014
Revenue	1,069,471	1,043,981	640,681
Salaries and social security contributions	(175,606)	(184,764)	(109,260)
Concession fees	(138,108)	(130,156)	(79,930)
Construction services cost	(123,177)	(155,375)	(92,899)
Maintenance expenses	(132,948)	(132,313)	(66,423)
Amortization and depreciation	(132,932)	(110,829)	(60,534)
Other operational expenditures	(126,470)	(123,586)	(66,197)
Operational expenditure	(829,241)	(837,023)	(475,243)
Other operating income	25,646	22,705	13,426
Other operating expense	(10,008)	(5,233)	(7,344)
Operating income / (loss)	255,868	224,430	171,520
Share of income / (loss) in associates		(1)	(5)
Amortization and depreciation	132,932	110,829	60,534
Adjusted Ebitda	388,800	335,258	232,049
Construction services revenue	(123,461)	(155,641)	(93,014)
Construction services cost	123,177	155,375	92,898
Adjusted Ebitda excluding Construction Services	388,516	334,992	231,933
Current assets	251,740	242,657
Non-current assets	1,852,734	1,999,467
Capital expenditure	123,742	155,747
Current liabilities	277,104	253,577
Non-current liabilities	764,975	846,196
Operating segments | Brazil
Segment information
Aeronautical revenue	44,935	40,809	45,656
Non aeronautical revenue
Commercial revenue	72,815	68,817	64,838
Construction service revenue	777	1,498	151
Revenue	118,527	111,124	110,645
Salaries and social security contributions	(21,776)	(22,456)	(24,592)
Concession fees	(22,300)	(21,947)	(22,551)
Construction services cost	(777)	(1,498)	(151)
Maintenance expenses	(5,773)	(5,594)	(7,359)
Amortization and depreciation	(11,403)	(11,190)	(12,035)
Cost of fuel	(287)	(267)	(356)
Other operational expenditures	(19,936)	(19,502)	(23,324)
Operational expenditure	(82,252)	(82,454)	(90,368)
Impairment reversal / (loss) of non-financial assets			103,764
Other operating income	3,348	22,110	82,793
Other operating expense	(26)	(447)	(542)
Operating income / (loss)	39,597	50,333	206,292
Amortization and depreciation	11,403	11,190	12,035
Adjusted Ebitda	51,000	61,523	218,327
Construction services revenue	(777)	(1,498)	(151)
Construction services cost	777	1,498	151
Adjusted Ebitda excluding Construction Services	51,000	61,523	218,327
Current assets	112,487	66,824
Non-current assets	489,453	461,164
Capital expenditure	2,832	2,610
Current liabilities	279,587	181,138
Non-current liabilities	782,678	704,842
Operating segments | Uruguay
Segment information
Aeronautical revenue	84,422	81,033	65,428
Non aeronautical revenue
Commercial revenue	85,479	75,137	68,077
Construction service revenue	32,538	37,903	31,705
Other revenue	28	16	20
Revenue	202,467	194,089	165,230
Salaries and social security contributions	(31,017)	(27,311)	(25,221)
Concession fees	(23,782)	(21,672)	(18,748)
Construction services cost	(32,538)	(37,903)	(31,705)
Maintenance expenses	(20,271)	(16,034)	(14,878)
Amortization and depreciation	(10,725)	(9,553)	(8,154)
Cost of fuel	(3,430)	(3,519)	(3,740)
Other operational expenditures	(24,450)	(23,440)	(20,515)
Operational expenditure	(146,213)	(139,432)	(122,961)
Other operating income	287	23	60
Other operating expense	(1,088)	(265)	(506)
Operating income / (loss)	55,453	54,415	41,823
Amortization and depreciation	10,725	9,553	8,154
Adjusted Ebitda	66,178	63,968	49,977
Construction services revenue	(32,538)	(37,903)	(31,705)
Construction services cost	32,538	37,903	31,705
Adjusted Ebitda excluding Construction Services	66,178	63,968	49,977
Current assets	47,710	42,502
Non-current assets	267,095	227,452
Capital expenditure	38,819	36,479
Current liabilities	36,875	30,102
Non-current liabilities	68,911	62,821
Operating segments | Armenia
Segment information
Aeronautical revenue	101,166	90,534	88,519
Non aeronautical revenue
Commercial revenue	178,816	150,453	160,355
Construction service revenue	16,364	11,840	3,630
Revenue	296,346	252,827	252,504
Salaries and social security contributions	(23,550)	(21,120)	(18,988)
Construction services cost	(15,894)	(11,495)	(3,524)
Maintenance expenses	(6,819)	(6,010)	(5,757)
Amortization and depreciation	(22,813)	(21,347)	(19,638)
Cost of fuel	(110,284)	(94,922)	(109,242)
Other operational expenditures	(19,706)	(15,948)	(14,653)
Operational expenditure	(199,066)	(170,842)	(171,802)
Other operating income	587	336	361
Other operating expense	(1,586)	(991)	(1,021)
Operating income / (loss)	96,281	81,330	80,042
Amortization and depreciation	22,813	21,347	19,638
Adjusted Ebitda	119,094	102,677	99,680
Construction services revenue	(16,364)	(11,840)	(3,630)
Construction services cost	15,894	11,495	3,524
Adjusted Ebitda excluding Construction Services	118,624	102,332	99,574
Current assets	73,022	70,306
Non-current assets	225,285	185,355
Capital expenditure	22,039	17,514
Current liabilities	22,134	17,211
Non-current liabilities	127
Operating segments | Ecuador
Segment information
Aeronautical revenue	81,299	81,438	78,336
Non aeronautical revenue
Commercial revenue	30,662	28,748	26,871
Construction service revenue	2,471	75	21
Revenue	114,432	110,261	105,228
Salaries and social security contributions	(12,763)	(12,763)	(12,276)
Concession fees	(36,398)	(36,580)	(35,122)
Construction services cost	(2,471)	(75)	(21)
Maintenance expenses	(7,086)	(4,749)	(5,675)
Amortization and depreciation	(7,420)	(7,092)	(6,688)
Other operational expenditures	(22,392)	(22,388)	(20,330)
Operational expenditure	(88,530)	(83,647)	(80,112)
Other operating income	38	64	240
Other operating expense	(36)	(27)	(38)
Operating income / (loss)	25,904	26,651	25,318
Amortization and depreciation	7,420	7,092	6,688
Adjusted Ebitda	33,324	33,743	32,006
Construction services revenue	(2,471)	(75)	(21)
Construction services cost	2,471	75	21
Adjusted Ebitda excluding Construction Services	33,324	33,743	32,006
Current assets	61,014	64,789
Non-current assets	46,023	47,605
Capital expenditure	5,225	4,164
Current liabilities	51,118	54,374
Non-current liabilities	5,232	4,282
Operating segments | Italy
Segment information
Aeronautical revenue	77,427	70,762	70,121
Non aeronautical revenue
Commercial revenue	54,360	47,208	39,908
Construction service revenue	30,166	16,404	16,201
Other revenue	8,490	4,413	7,192
Revenue	170,443	138,787	133,422
Salaries and social security contributions	(32,535)	(28,367)	(27,554)
Concession fees	(9,714)	(8,313)	(7,630)
Construction services cost	(18,642)	(10,488)	(9,971)
Maintenance expenses	(14,516)	(8,486)	(7,657)
Amortization and depreciation	(11,386)	(10,563)	(10,695)
Other operational expenditures	(46,013)	(39,923)	(41,281)
Operational expenditure	(132,806)	(106,140)	(104,788)
Impairment reversal / (loss) of non-financial assets	(335)		(926)
Other operating income	611	1,041	710
Operating income / (loss)	37,913	33,688	28,418
Share of income / (loss) in associates	10	12	14
Amortization and depreciation	11,386	10,563	10,695
Adjusted Ebitda	49,309	44,263	39,127
Construction services revenue	(30,166)	(16,404)	(16,201)
Construction services cost	18,642	10,488	9,972
Adjusted Ebitda excluding Construction Services	37,785	38,347	$ 32,898
Current assets	73,155	54,069
Non-current assets	308,678	253,599
Capital expenditure	34,128	19,170
Current liabilities	85,034	65,191
Non-current liabilities	$ 151,258	$ 124,224